Fair Value Measurements (Details) - USD ($) shares in Millions, $ in Millions		3 Months Ended
	Feb. 14, 2025	Mar. 31, 2025	Mar. 31, 2024
Simple Agreements for Future Equity [Member]
Fair Value Measurements (Details) [Line Items]
Conversion amount (in Dollars)	$ 177.6
Percentage of weighted probability	9.00%
Customer Rewards Liability [Member]
Fair Value Measurements (Details) [Line Items]
Forfeiture rates on trailing duration		3 years
Percentage of estimated forfeiture rate		10.00%	10.00%
Common Stock [Member] | Simple Agreements for Future Equity [Member]
Fair Value Measurements (Details) [Line Items]
Debt outstanding converted to common stock (in Shares)	16.6